Annual Fund Operating Expenses - FT Cboe Vest US Equity Enhance & Moderate Buffer ETF - June - FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June	Jan. 03, 2022
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%